SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries
	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB
Assets:
Cash and cash equivalents	1,436,350	1,763,619
Term deposits	85,000	5,000
Investment in marketable securities	78,725	58,384
Accounts receivable, net	79,605	69,549
Other receivables, net	34,439	99,494
Loan receivables, net	234,750	111,306
Amounts due from related parties	41,750	1,425
Prepaid expenses and other assets	705,528	210,450
Contracts assets, net	—	—
Long-term investments, net	490,314	457,757
Operating lease right-of-use assets, net	10,602	5,423
Property, equipment and software, net	32,593	60,254
Goodwill	72,304	21,932
Intangible assets, net	37,386	16,933
Total assets	3,339,346	2,881,526
Liabilities:
Deferred revenue	46,175	8,802
Payroll and welfare payable	12,054	15,685
Income taxes payable	255,618	298,785
Accrued expenses and other liabilities	138,144	76,138
Operating lease liabilities	9,700	4,918
Amounts due to related parties	23,967	991,498
Deferred tax liabilities	5,041	4,233
Total liabilities	490,699	1,400,059

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	1,145,210	701,329	535,149
Net (loss)	(1,479,883)	(154,732)	(357,418)

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(753,416)	1,014,571	251,106
Net cash used in investing activities	(511,832)	(51,410)	76,163
Net cash provided by (used in) financing activities	—	3,305	—

Schedule of disaggregation by types of revenues and revenue by product offerings
	Loan	Post
	facilitation	origination	Sales	Technical	Other
2020	services	services	income	services	revenues	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Online lending platform revenue
Revolving loan products	26,376	203,748	—	—	—	230,124
Non-revolving loan products	84,485	202,097	—	—	—	286,582
Direct lending program revenue	66,286	453,257	—	—	—	519,543
Other revenue	—	—	5,667	38,313	175,776	219,756
Total	177,147	859,102	5,667	38,313	175,776	1,256,005

	Loan	Post
	facilitation	origination	Sales	Technical	Other
2021	services	services	income	services	revenues	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Online lending platform revenue
Revolving loan products	—	30,604	—	—	—	30,604
Non-revolving loan products	—	—	—	—	—	—
Direct lending program revenue	—	9,178	—	—	—	9,178
Other revenue	—	—	202,960	417,566	101,143	721,669
Total	—	39,782	202,960	417,566	101,143	761,451

	Loan	Post
	facilitation	origination	Sales	Technical	Other
2022	services	services	income	services	revenues	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Online lending platform revenue
Revolving loan products	—	35,820	—	—	—	35,820
Other revenue	—	—	154,906	327,245	43,696	525,847
Total	—	35,820	154,906	327,245	43,696	561,667

Schedule of disaggregation of revenues by product offering
	December 31,	December 31,	December 31,
	2020	2021	2022
Loan product revenue	847,576	—	—
Facilitation/post	188,673	39,782	35,820
Sales income	5,667	202,960	154,906
Technical services	38,313	417,566	327,245
Others	175,776	101,143	43,696
	1,256,005	761,451	561,667

Schedule of movement of allowance for credit losses
	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2020	1,446,994	82,952	329,364	1,859,310
Provision for doubtful accounts	—	—	23,979	23,979
Reversal	(2,994)	(3,026)	(2,918)	(8,938)
Write-offs	—	(14,279)		(14,279)
Balance at December 31, 2021	1,444,000	65,647	350,425	1,860,072
Provision for doubtful accounts	612	26,854	113,100	140,566
Reversal	(30)	(65,640)	(7,561)	(73,231)
Write-offs			(14,605)	(14,605)
Balance at December 31, 2022	1,444,582	26,861	441,359	1,912,802

Schedule of estimated useful lives of property and equipment
Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful life